Netting Arrangements for Certain Financial Instruments and Securities Financing Activities	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Netting Arrangements for Certain Financial Instruments and Securities Financing Activities

NOTE 21	Netting Arrangements for Certain Financial Instruments and Securities Financing
Activities
The Company’s derivative portfolio consists of bilateral over-the-counter trades, certain interest rate derivatives and credit contracts required to be centrally cleared through clearinghouses per current regulations, and exchange-traded positions which may include U.S. Treasury and Eurodollar futures or options on U.S. Treasury futures. Of the Company’s $768.0 billion total notional amount of derivative positions at December 31, 2021, $402.0 billion related to bilateral over-the-counter trades, $345.1 billion related to those centrally cleared through clearinghouses and $20.9 billion related to those that were exchange-traded. The Company’s derivative contracts typically include offsetting rights (referred to as netting arrangements), and depending on expected volume, credit risk, and counterparty preference, collateral maintenance may be required. For all derivatives under collateral support arrangements, fair value is determined daily and, depending on the collateral maintenance requirements, the Company and a counterparty may receive or deliver collateral, based upon the net fair value of all derivative positions between the Company and the counterparty. Collateral is typically cash, but securities may be allowed under collateral arrangements with certain counterparties. Receivables and payables related to cash collateral are included in other assets and other liabilities on the Consolidated Balance Sheet, along with the related derivative asset and liability fair values. Any securities pledged to counterparties as collateral remain on the Consolidated Balance Sheet. Securities received from counterparties as collateral are not recognized on the Consolidated Balance Sheet, unless the counterparty defaults. In general, securities used as collateral can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Refer to Note 20 for further discussion of the Company’s derivatives, including collateral arrangements.
As part of the Company’s treasury and broker-dealer operations, the Company executes transactions that are treated as securities sold under agreements to repurchase or securities purchased under agreements to resell, both of which are accounted for as collateralized financings. Securities sold under agreements to repurchase include repurchase agreements and securities loaned transactions. Securities purchased under agreements to resell include reverse repurchase agreements and securities borrowed transactions. For securities sold under agreements to repurchase, the Company records a liability for the cash received, which is included in short-term borrowings on the Consolidated Balance Sheet. For securities purchased under agreements to resell, the Company records a receivable for the cash paid, which is included in other assets on the Consolidated Balance Sheet.
Securities transferred to counterparties under repurchase agreements and securities loaned transactions continue to be recognized on the Consolidated Balance Sheet, are measured at fair value, and are included in investment securities or other assets. Securities received from counterparties under reverse repurchase agreements and securities borrowed transactions are not recognized on the Consolidated Balance Sheet unless the counterparty defaults. The securities transferred under repurchase and reverse repurchase transactions typically are U.S. Treasury and agency securities, residential agency mortgage-backed securities or corporate debt securities. The securities loaned or borrowed typically are corporate debt securities traded by the Company’s broker-dealer subsidiary. In general, the securities transferred can be sold, repledged or otherwise used by the party in possession. No restrictions exist on the use of cash collateral by either party. Repurchase/reverse repurchase and securities loaned/borrowed transactions expose the Company to counterparty risk. The Company manages this risk by performing assessments, independent of business line managers, and establishing concentration limits on each counterparty. Additionally, these transactions include collateral arrangements that require the fair values of the underlying securities to be determined daily, resulting in cash being obtained or refunded to counterparties to maintain specified collateral levels.
The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	30-89 Days	Greater Than 90 Days	Total

December 31, 2021
Repurchase agreements
U.S. Treasury and agencies	$378	$–	$–	$–	$378
Residential agency mortgage-backed securities	551	–	–	–	551
Corporate debt securities	646	–	–	–	646

Total repurchase agreements	1,575	–	–	–	1,575
Securities loaned
Corporate debt securities	169	–	–	–	169

Total securities loaned	169	–	–	–	169

Gross amount of recognized liabilities	$1,744	$–	$–	$–	$1,744

December 31, 2020
Repurchase agreements
U.S. Treasury and agencies	$472	$–	$–	$–	$472
Residential agency mortgage-backed securities	398	–	–	–	398
Corporate debt securities	560	–	–	–	560

Total repurchase agreements	1,430	–	–	–	1,430
Securities loaned
Corporate debt securities	218	–	–	–	218

Total securities loaned	218	–	–	–	218

Gross amount of recognized liabilities	$1,648	$–	$–	$–	$1,648
The Company executes its derivative, repurchase/reverse repurchase and securities loaned/borrowed transactions under the respective industry standard agreements. These agreements include master netting arrangements that allow for multiple contracts executed with the same counterparty to be viewed as a single arrangement. This allows for net settlement of a single amount on a daily basis. In the event of default, the master netting arrangement provides for close-out
netting, which allows all of these positions with the defaulting counterparty to be terminated and net settled with a single payment amount.The Company has elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of the majority of its derivative counterparties. The netting occurs at the counterparty level, and includes all assets and liabilities related to the derivative contracts, including those associated with cash collateral received or delivered. The Company has not elected to offset the assets and liabilities under netting arrangements for the balance sheet presentation of repurchase/reverse repurchase and securities loaned/borrowed transactions.
The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

(Dollars in Millions)	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
				Financial Instruments (b)	Collateral Received (c)	Net Amount

December 31, 2021
Derivative assets (d)	$3,830	$(1,609)	$2,221	$(142)	$(106)	$1,973
Reverse repurchase agreements	359	–	359	(249)	(110)	–
Securities borrowed	1,868	–	1,868	–	(1,818)	50

Total	$6,057	$(1,609)	$4,448	$(391)	$(2,034)	$2,023

December 31, 2020
Derivative assets (d)	$5,744	$(1,874)	$3,870	$(109)	$(287)	$3,474
Reverse repurchase agreements	377	–	377	(262)	(115)	–
Securities borrowed	1,716	–	1,716	–	(1,670)	46

Total	$7,837	$(1,874)	$5,963	$(371)	$(2,072)	$3,520
(a)	Includes $528 million and $898 million of cash collateral related payables that were netted against derivative assets at December 31, 2021 and 2020, respectively.
(b)
For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $57 million and $257 million at December 31, 2021 and 2020, respectively, of derivative assets not subject to netting arrangements.

(Dollars in Millions)	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet (a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet		Net Amount
				Financial Instruments (b)	Collateral Pledged (c)

December 31, 2021
Derivative liabilities (d)	$2,761	$(1,589)	$1,172	$(142)	$–	$1,030
Repurchase agreements	1,575	–	1,575	(249)	(1,326)	–
Securities loaned	169	–	169	–	(167)	2

Total	$4,505	$(1,589)	$2,916	$(391)	$(1,493)	$1,032

December 31, 2020
Derivative liabilities (d)	$3,419	$(2,312)	$1,107	$(109)	$–	$998
Repurchase agreements	1,430	–	1,430	(262)	(1,168)	–
Securities loaned	218	–	218	–	(215)	3

Total	$5,067	$(2,312)	$2,755	$(371)	$(1,383)	$1,001
(a)	Includes $508 million and $1.3 billion of cash collateral related receivables that were netted against derivative liabilities at December 31, 2021 and 2020, respectively.
(b)
For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.

(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $137 million and $183 million at December 31, 2021 and 2020, respectively, of derivative liabilities not subject to netting arrangements.